LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SUMMARY OF LOANS PAYABLE

As of December 31, 2024 and 2023, loans payable consisted of:

	As of December 31,
	2024	2023
Loans payable – current portion	$229,815	$2,467,656
Loans payable – non-current portion	10,033,989	254,455
	$10,263,804	$2,722,111

SCHEDULE OF LINE OF CREDIT FOR WORKING CAPITAL REQUIREMENT

Education Angels has obtained line of credit for working capital requirement in 2020, 2021 and 2022. The loans are secured by the guarantees of the Director and do not have covenant clauses. The outstanding principal as of December 31, 2024 and December 31, 2023 are as follows:

Loan Type	Start Date	Loan Amount	Tenure	Interest Rate	Outstanding as of December 31, 2024	Outstanding as of December 31, 2023
IRD Loan	2020	$20,063	72 Months	3.25%	$3,088	$10,247
Juke NWN765	2021	$19,679	36 Months	1.30%	$-	$5,500
Qashqai NWN767	2021	$22,258	36 Months	1.20%	$-	$6,990
Qashqai NWN766	2022	$22,258	36 Months	1.20%	$-	$7,396

Mastermind Principles and Property Investors Network has obtained line of credit for the working capital requirement in 2020 and 2022. The loans are secured by the guarantees of the Director and do not have covenant clauses. The outstanding principal amount as of December 31, 2024 and December 31, 2023 are as follows –

Loan Type	Start Date	Loan Amount	Tenure	Interest Rate	Outstanding as of December 31, 2024	Outstanding as of December 31, 2023
Lloyds CBIL (MPL)	2020	$239,540	60 Months	2.80%	$74,344	$126,067
Funding Circle Loan (MPL)	2022	$380,804	48 Months	9.30%	$121,576	$235,504
The Funding Circle (PIN)	2022	$116,054	48 Months	9.30%	$37,052	$69,271
Lloyds Bounceback Loan	2022	$51,378	72 Months	2.50%	$17,731	$30,764
Other loans	2021	$14,269	-	-	$10,013	$14,269

Loan Type	Start Date	Loan Amount	Tenure	Interest Rate	Outstanding as of December 31, 2024	Outstanding as of December 31, 2023
Bridge Loan (Alto Opportunity)	2023	$2,200,000	4 Months	0%	$-		$2,177,329
Promissory note (Alto Opportunity)	2024	5,720,000	18 Months	0%	$-	$
Arch Lending (BTC Collateral)	2024	10,000,000	18 Months	13.90%	$10,000,000		$-